CONVERTIBLE SENIOR NOTES, NET (Schedule of Net Carrying Amount of Convertible Notes) (Details) - Convertible Notes [Member] - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Oct. 31, 2020
Debt Instrument [Line Items]
Principal amount	$ 181,495	$ 200,000	$ 175,000
Unamortized issuance costs	(931)	(2,322)
Net carrying amount	$ 180,564	$ 197,678